LEASES	6 Months Ended
Dec. 31, 2025
LEASES
LEASES

14.   LEASES

Right-of-use leased asset	12/31/2025	06/30/2025
Book value at the beginning of the period	30,142,835	20,979,597
Additions of the period	1,649,344	9,569,819
Subject to foreclosure (Note 4)	(8,076,841)	—
Disposals	(8,461)	(680,110)
Exchange differences	(125,231)	273,529
Book value at the end of the period	23,581,646	30,142,835

Depreciation	12/31/2025	06/30/2025
Book value at the beginning of the period	13,765,134	9,377,845
Depreciation of the period (1)	2,055,497	5,036,703
Disposals	(6,174)	(697,150)
Subject to foreclosure (Note 4)	(3,192,117)	—
Exchange differences	(16,346)	47,736
Accumulated depreciation at the end of the period	12,605,994	13,765,134
Total	10,975,652	16,377,701

Lease liability	12/31/2025	06/30/2025
Book value at the beginning of the period	16,411,981	11,284,137
Additions of the period	1,649,344	9,569,819
Subject to foreclosure (Note 4)	(5,141,381)	—
Interest expenses, exchange differences and inflation effects	579,835	1,059,412
Payments of the period	(2,616,677)	(5,501,387)
Total	10,883,102	16,411,981

Lease Liabilities	12/31/2025	06/30/2025
Non-current	8,118,030	9,527,939
Current	2,765,072	6,884,042
Total	10,883,102	16,411,981
(1)

For the periods ended December 31, 2025 and June 30, 2025, depreciation expense of $294,691 and $723,187, respectively, related to leased assets has been reclassified to Loss from discontinued operations in the consolidated statement of comprehensive income.

The incremental borrowing rate used was 6.28% in dollars and 18.88% in reais.

The recognized right-of-use assets relate to the following types of assets:

	12/31/2025	06/30/2025
Machinery and equipment	828,977	3,655,741
Vehicles	1,320,402	1,214,933
Equipment and computer software	1,410,332	1,347,568
Land and buildings	20,021,935	23,924,593
	23,581,646	30,142,835